Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Restricted beginning balance	2,736,681
Shares, Granted	110,160
Shares, Vested	(199,329)
Shares, Forfeited	(21,215)
Shares, Restricted ending balance	2,626,297	2,736,681
Weighted-Average Grant Date Fair Value, Restricted beginning balance	$ 124.56
Weighted-Average Grant Date Fair Value, Granted	428.46	$ 302.71	$ 290.55
Weighted-Average Grant Date Fair Value, Vested	33.18
Weighted-Average Grant Date Fair Value, Forfeited	261.6
Weighted-Average Grant Date Fair Value, Restricted ending balance	$ 143.14	$ 124.56